Share Capital (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Common stock issued (in shares)	142,239	142,239
Common stock outstanding (in shares)	142,239	142,239
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0